Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income
Government grants	$ 11,534	$ 16,947	$ 6,518
Others	5,971	3,429	1,577
Total	$ 17,505	$ 20,376	$ 8,095